Income taxes - Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 1,960	$ 2,694
Repatriation	617	0
Lease financings	151	391
Pension obligation	283	184
Renewable energy investment	278	179
Equity investments	65	104
Employee benefits	(287)	(471)
Reserves not deducted for tax	(103)	(136)
Credit losses on loans	(55)	(100)
Securities valuation	11
Securities valuation		(55)
Other assets	(85)	(101)
Other liabilities	186	162
Net deferred tax liability	$ 3,021	$ 2,851